Post-Employment Benefits - Summary of Sensitivity of Defined Benefit Obligation (Detail) R$ in Millions	Dec. 31, 2018 BRL (R$)
BD and CV Plans [member] | Actuarial assumption of interest rates [member] | Actuarial liabilities [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase in assumptions	R$ (718)
Decrease in assumptions	782
BD and CV Plans [member] | Actuarial assumption of interest rates [member] | Stockholders Equity [Member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase in assumptions	76
Decrease in assumptions	(250)
BD and CV Plans [member] | Actuarial assumption of mortality rates [member] | Actuarial liabilities [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase in assumptions	(160)
Decrease in assumptions	167
BD and CV Plans [member] | Actuarial assumption of mortality rates [member] | Stockholders Equity [Member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase in assumptions	45
Decrease in assumptions	(48)
Other post employment benefits [member] | Actuarial assumption of interest rates [member] | Actuarial liabilities [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase in assumptions	(15)
Decrease in assumptions	17
Other post employment benefits [member] | Actuarial assumption of interest rates [member] | Stockholders Equity [Member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase in assumptions	(15)
Decrease in assumptions	17
Other post employment benefits [member] | Actuarial assumption of mortality rates [member] | Actuarial liabilities [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase in assumptions	(6)
Decrease in assumptions	7
Other post employment benefits [member] | Actuarial assumption of mortality rates [member] | Stockholders Equity [Member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase in assumptions	(6)
Decrease in assumptions	7
Other post employment benefits [member] | Medical care cost [member] | Actuarial liabilities [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase in assumptions	33
Decrease in assumptions	(28)
Other post employment benefits [member] | Medical care cost [member] | Stockholders Equity [Member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase in assumptions	33
Decrease in assumptions	R$ (28)